Stockholders' Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Details) [Line Items]
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0
Description of redeem public warrants	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption; and ●if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. ●If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption; and ●if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. ●If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued	2,851,997	1,741,979	1,675,160
Common stock, outstanding	2,851,997	1,741,979	1,675,160
Common stock subject to possible redemption	17,798,414	18,913,021	18,979,840
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, authorized	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued	5,000,000	5,000,000	5,000,000
Common stock, outstanding	5,000,000	5,000,000	5,000,000
Percentage of converted basis sum of total number of common stock outstanding		20.00%